Material related party transactions	12 Months Ended
Jun. 30, 2021
Material related party transactions
Material related party transactions

37 Material related party transactions

(a) Name and relationship with related parties

The table below set forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group

Mr. Ye Guofu	Controlling shareholder

Mr. Li Minxin	Shareholder and a member of the key management personnel of the Group

MINI Investment Holding Limited	Under common control of the controlling shareholder

Shanghai Kerong Networks Limited	Significantly influenced of the controlling shareholder

Shenzhen Zhizhi Brand Incubation Limited	Significantly influenced of the controlling shareholder

Miniso Lifestyle Nigeria Limited *	Under common control of the controlling shareholder

MINISO Lifestyle Proprietary Limited *	Under common control of the controlling shareholder

YGF MC LIMITED	Under common control of the controlling shareholder

Minihome Hong Kong Limited *	Under common control of the controlling shareholder

Wow Color Beauty Guangdong Technology Limited	Under common control of the controlling shareholder

Nome Design Guangzhou Limited *	Under common control of the controlling shareholder

Haydon (Shanghai) Technology Co., Ltd.	Under common control of the controlling shareholder

Miniso Technology (Guangzhou) Co., Ltd.	Under common control of the controlling shareholder

199 Global Holding (Guangzhou) Limited	Under common control of the controlling shareholder

Mingyou Industrial Investment (Guangzhou) Limited	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Service Co., Ltd.	Under common control of the controlling shareholder

Note:

*	MINISO Lifestyle Proprietary Limited, Miniso Lifestyle Nigeria Limited, Minihome Hong Kong Limited and Nome Design Guangzhou Limited were subsidiaries of the Group prior to January 2020. They were sold to companies ultimately owned by Mr. Ye Guofu during the period from December 2019 to February 2020, respectively and become related parties of the Group since then (see Note 5).
(b)	Transactions with related parties

(i) Key management personnel compensation

Key management personnel compensation comprised the following:

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	7,832	5,431	8,795
Employee compensation expense (Note 8(i) and Note 32)	—	4,771	—
Equity-settled share-based payment expenses (Note 32)	28,574	79,021	39,727
	36,406	89,223	48,522

(ii) Other transactions with related parties

	For the year ended June 30,
	2019		2020		2021
	RMB’000		RMB’000		RMB’000
Continuing operations

Proceeds from repayment from the controlling shareholder
—Mr. Ye Guofu (i)	269,934		297,105		—
Liabilities waived by the controlling shareholder
—Mr. Ye Guofu (ii)	5,040		—		—
Cash advances to related parties
—MINI Investment Holding Limited (iii)	9,508		—		—
—Mr. Ye Guofu (iv)	—		101,462		—
—Nome Design Guangzhou Limited (v)	—		5,205		—
Proceeds from repayment from related parties
—MINI Investment Holding Limited (iii)	—		—		9,508
—Nome Design Guangzhou Limited (v)	—		—		5,205
Repayment to the controlling shareholder
—Mr. Ye Guofu (vi)	—		—		11,946
Sales of lifestyle products
—Miniso Lifestyle Nigeria Limited	—		201		5,312
—Miniso Technology (Guangzhou) Co., Ltd.	—		—		1,271
Provision of information technology support and consulting services
—Haydon (Shanghai) Technology Co., Ltd. (vii)	—		—		3,050
—Wow Color Beauty Guangdong Technology Limited (vii)	—		—		9,912
Purchase of lifestyle products
—Shanghai Kerong Networks Limited	191,232		177,367		38,148
—Shenzhen Zhizhi Brand Incubation Limited	97,298		52,385		22,220
—Wow Color Beauty Guangdong Technology Limited	—		13,339		19
—Nome Design Guangzhou Limited	—		648		581
—Haydon (Shanghai) Technology Co., Ltd.	—		—		894
—199 Global Holding (Guangzhou) Limited	—		—		135
Advanced payments received for purchase of lifestyle products
—Miniso Lifestyle Nigeria Limited (viii)	—		4,005		—
Provision of guarantee for a subsidiary of the equity-accounted investee
—Mingyou Industrial Investment (Guangzhou) Limited (ix)	—		—		160,000
Purchase of catering services
—Guangzhou Chuyunju Catering Service Co., Ltd. (x)	6,108		10,241		8,334
Discontinued operations
Repayment of loans from the controlling shareholder
—Mr. Ye Guofu (xi)	130,441		—		—
Interest incurred on loans from the controlling shareholder
—Mr. Ye Guofu (xi)	5,014		—		—
Disposal of discontinued operations to
—YGF MC LIMITED	—	*	—	*	—
—Minihome Hong Kong Limited	—	*	—	*	—
—MINI Investment Holding Limited	—	*	—	*	—

Notes:

*      The amounts were considerations in connection with the disposal of discontinued operations, each of which was less than RMB1,000. See Note 5 “Discontinued operations” for details.

(i)	Interest-free cash advances to the controlling shareholder amounting to RMB269,934,000 and RMB297,105,000 were repaid during the years ended June 30, 2019 and 2020, respectively.
(ii)	The controlling shareholder waived interest-free liabilities of an oversea subsidiary amounting to RMB5,040,000 during the year ended June 30, 2019.
(iii)	The Group provided interest-free cash advance to MINI Investment Holding Limited amounting to RMB9,508,000 during the year ended June 30, 2019. The amount was fully repaid in July 2020.
(iv)	The Group provided interest-free cash advances to the controlling shareholder amounting to RMB101,462,000 during the year ended June 30, 2020. The amount was fully repaid during the year ended June 30, 2020.
(v)	The Group provided interest-free cash advances to Nome Design Guangzhou Limited amounting to RMB5,205,000 during the period from March to June 2020. The amount was subsequently fully repaid in July 2020.
(vi)	The Group settled other payables to Mr. Ye Guofu amounting to RMB11,946,000 during the year ended June 30, 2021.
(vii)	The Group entered into information technology support and consulting services agreements with Haydon (Shanghai) Technology Co., Ltd. and Wow Color Beauty Guangdong Technology Limited during the year ended June 30, 2021, under which the Group provides business management systems deployment and support services.
(viii)	The Group received advance payments for purchase of lifestyle products from MINISO Lifestyle Nigeria Limited amounting to RMB4,005,000 during the period from January to June 2020.
(ix)	On January 25, 2021, MINISO Guangzhou provided a performance guarantee to a local government for the commitment of tax levies paid by the subsidiaries of MINISO Guangzhou in that district and Mingyou (see Note 36).
(x)	The Group received catering services from Guangzhou Chuyunju Catering Service Co., Ltd. amounting to RMB6,108,000, RMB10,241,000 and RMB8,334,000 during the years ended June 30, 2019, 2020 and 2021, respectively.
(xi)	During the year ended June 30, 2019, MINISO GmbH, MINISO Lifestyle Kenya Ltd. and MINISO Lifestyle Nigeria Limited repaid loans from the controlling shareholder and related interest amounting to RMB51,557,000, RMB18,630,000 and RMB65,268,000, respectively. The loans bear with interest rates of 3%, nil and 8% per annum, respectively. Total interest expenses incurred during the year were RMB640,000, nil and RMB4,374,000, respectively.
(c)	Balances with related parties

	As at June 30,
	2020		2021
	RMB’000		RMB’000
Included in trade and other receivables from related parties:
—MINI Investment Holding Limited	9,508		—
—Nome Design (Guangzhou) Co., Ltd.	4,557		—
—YGF MC LIMITED	—	*	—
—Minihome Hong Kong Limited	—	*	—
—Haydon (Shanghai) Technology Co., Ltd.	—		795
—Wow Color Beauty Guangdong Technology Limited	—		996
	14,065		1,791

Included in trade and other payables to related parties:
—Mr. Ye Guofu	11,946		—
—Shanghai Kerong Networks Limited	3,164		1,438
—Shenzhen Zhizhi Brand Incubation Limited	1,568		1,135
—Wow Color Beauty Guangdong Technology Limited	986		—
—Haydon (Shanghai) Technology Co., Ltd.	—		1,010
—199 Global Holding (Guangzhou) Limited	—		94
—Guangzhou Chuyunju Catering Service Co., Ltd.	—		3,813
	17,664		7,490
Included in contract liabilities:
—Miniso Lifestyle Nigeria Limited	3,798		—
	3,798		—

Note:

*	The amounts represented considerations receivable in connection with the disposal of discontinued operations, which were each less than RMB1,000. See Note 5 “Discontinued operations” for details.